Shareholder Fees {- Fidelity Sustainability U.S. Equity Fund}	Jun. 14, 2021 USD ($)
NF_05.31 Fidelity Sustainability U.S. Equity Fund - Retail PRO-02 | Fidelity Sustainability U.S. Equity Fund
Shareholder Fees:
(fees paid directly from your investment)	none